Equity based compensation (Tables)	12 Months Ended
Dec. 31, 2020
Vermilion incentive plan [Member]
Disclosure Of Equity Based Compensation [Line Items]
Summary of number of awards outstanding under VIP and the Five-Year Compensation Arrangement

The following table summarizes the number of awards outstanding under the VIP:

Number of VIP and Five Year Compensation Awards (‘000s)	2020	2019
Opening balance	2,268	1,931
Granted	5,120	1,193
Vested	(650)	(688)
Forfeited	(494)	(168)
Closing balance	6,244	2,268